Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Total	Common stock [Member]	Repurchased shares [Member]	Legal reserve [Member]	Reserve for repurchase of shares [Member]	Retained earnings [Member]	Foreign currency translation reserve [Member]	Remeasurements of employee benefits - net of tax [Member]	Reserve for financial instruments of cash flow hedges - Net of income tax [Member]	Total equity attributable to controlling interest [Member]	Non-controlling interest [Member]
Beginning balance at Dec. 31, 2019	$ 20,669,443	$ 6,185,082	$ (1,733,374)	$ 1,592,551	$ 3,283,374	$ 9,940,035	$ 525,992	$ 6,606	$ (172,094)	$ 19,628,172	$ 1,041,271
Beginning balance, shares at Dec. 31, 2019		561,000,000
Comprehensive income:
Profit of the year	1,918,703					1,968,856				1,968,856	(50,153)
Other comprehensive income for the year	264,637						511,454	(16,658)	(299,013)	195,783	68,854
Total comprehensive income for the year	2,183,340					1,968,856	511,454	(16,658)	(299,013)	2,164,639	18,701
Ending balance at Dec. 31, 2020	22,852,783	$ 6,185,082	(1,733,374)	1,592,551	3,283,374	11,908,891	1,037,446	(10,052)	(471,107)	21,792,811	1,059,972
Ending balance, shares at Dec. 31, 2020		561,000,000
Comprehensive income:
Capital distribution	(6,014,701)	$ (6,014,701)								(6,014,701)
Cancellation of repurchase of shares			1,733,374		(1,733,374)
Cancellation of repurchase of shares, shares		(35,424,453)
Reserve for repurchase of shares					3,981,292	(3,981,292)
Repurchases of shares	(3,000,037)		(3,000,037)							(3,000,037)
Profit of the year	6,043,717					5,997,492				5,997,492	46,225
Other comprehensive income for the year	546,838						(3,213)	15,263	500,765	512,815	34,023
Total comprehensive income for the year	6,590,555					5,997,492	(3,213)	15,263	500,765	6,510,307	80,248
Ending balance at Dec. 31, 2021	20,428,600	$ 170,381	(3,000,037)	1,592,551	5,531,292	13,925,091	1,034,233	5,211	29,658	19,288,380	1,140,220
Ending balance, shares at Dec. 31, 2021		525,575,547
Comprehensive income:
Cancellation of Legal Reserve				(1,558,475)		1,558,475
Capitalization of retained earnings		$ 8,027,155				(8,027,155)
Cancellation of repurchase of shares			3,000,037		(3,000,037)
Cancellation of repurchase of shares, shares		(13,273,970)
Reserve for repurchase of shares					(31,782)	31,782
Repurchases of shares	(1,999,987)		(1,999,987)							(1,999,987)
Dividends paid	(7,313,743)					(7,313,743)				(7,313,743)
Dividends declared non-controlling interest	(93,751)										(93,751)
Profit of the year	9,185,474					9,013,147				9,013,147	172,327
Other comprehensive income for the year	(378,548)						(458,699)	8,802	100,966	(348,931)	(29,617)
Total comprehensive income for the year	8,806,926					9,013,147	(458,699)	8,802	100,966	8,664,216	142,710
Ending balance at Dec. 31, 2022	$ 19,828,045	$ 8,197,536	$ (1,999,987)	$ 34,076	$ 2,499,473	$ 9,187,597	$ 575,534	$ 14,013	$ 130,624	$ 18,638,866	$ 1,189,179
Ending balance, shares at Dec. 31, 2022		512,301,577